Common Stock - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Common stock, shares authorized	120,000,000	66,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Dividends declared	$ 0	$ 0
Voting rights	Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company's stockholders.